Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value
Fair Value

The preparation of the Company’s consolidated financial statements in accordance with GAAP requires certain assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis. In this note, the Company provides details on the fair value of financial assets and liabilities and how it determines those fair values. The Company presents this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income (loss) attributable to CVS Health or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Certain of the Company’s financial instruments are measured at fair value on the consolidated balance sheets. The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:

•	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.

•
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

•	Level 3 – Developed from unobservable data, reflecting the Company’s assumptions.
Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation. When quoted prices in active markets for identical assets and liabilities are available, the Company uses these quoted market prices to determine the fair value of financial assets and liabilities and classifies these assets and liabilities in Level 1. In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, the Company estimates fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model. These financial assets and liabilities would then be classified in Level 2. If quoted market prices are not available, the Company determines fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections. Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for the Company’s financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities – Where quoted prices are available in an active market, debt securities are classified in Level 1 of the fair value hierarchy. The Company’s Level 1 debt securities consist primarily of United States Treasury securities.

The fair values of the Company’s Level 2 debt securities are obtained using models, such as matrix pricing, which use quoted market prices of debt securities with similar characteristics or discounted cash flows to estimate fair value. The Company reviews these prices to ensure they are based on observable market inputs that include, but are not limited to, quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets and inputs that are observable but not prices (for example, interest rates and credit risks). The Company also reviews the methodologies and the assumptions used to calculate prices from these observable inputs. On a quarterly basis, the Company selects a sample of its Level 2 debt securities’ prices and compares them to prices provided by a secondary source. Variances over a specified threshold are identified and reviewed to confirm the price provided by the primary source represents an appropriate estimate of fair value. In addition, the Company’s internal investment team consistently compares the prices obtained for select Level 2 debt securities to the team’s own independent estimates of fair value for those securities. The Company obtained one price for each of its Level 2 debt securities and did not adjust any of these prices at December 31, 2018. The Company’s Level 2 debt securities were not material as of December 31, 2017.

The Company also values certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally. Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows. The Company obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2018. The total fair value of broker quoted debt securities was $50 million at December 31, 2018. The Company did not have any Level 3 debt securities as of December 31, 2017. Examples of these broker quoted Level 3 debt securities include certain United States and foreign corporate securities and certain of the Company’s commercial mortgage-backed securities as well as other asset-backed securities. For some private placement securities, the Company’s internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these private placement Level 3 debt securities include certain United States and foreign securities and certain tax-exempt municipal securities.

Equity Securities – The Company currently has two classifications of equity securities: those that are publicly traded and those that are privately placed. Publicly-traded equity securities are classified in Level 1 because quoted prices are available for these securities in an active market. For privately placed equity securities, there is no active market; therefore, these securities are classified in Level 3 because the Company prices these securities through an internal analysis of each investment’s financial statements and cash flow projections. Significant unobservable inputs consist of earnings and revenue multiples, discount for lack of marketability and comparability adjustments. An increase or decrease in any of these unobservable inputs would result in a change in the fair value measurement, which may be significant. The Company did not have any Level 3 equity securities as of December 31, 2017.

Derivative Financial Instruments - The fair values of derivative financial instruments are determined using quoted prices in markets that are not active or inputs that are observable for the asset or liability and therefore they are classified as Level 2 in the fair value hierarchy. The fair value of these instruments are recorded in other current assets or accrued expenses, as applicable. The Company did not have any material outstanding derivative financial instruments as of December 31, 2018.

Financial assets and liabilities measured at fair value on a recurring basis on the consolidated balance sheets at December 31, 2018 and 2017 were as follows:

In millions	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Debt securities:
U.S. government securities	$1,597	$91	$—	$1,688
States, municipalities and political subdivisions	—	2,399	—	2,399
U.S. corporate securities	—	6,422	67	6,489
Foreign securities	—	2,380	3	2,383
Residential mortgage-backed securities	—	577	—	577
Commercial mortgage-backed securities	—	605	—	605
Other asset-backed securities	—	1,085	—	1,085
Redeemable preferred securities	—	22	7	29
Total debt securities	1,597	13,581	77	15,255
Equity securities	19	—	54	73
Total	$1,616	$13,581	$131	$15,328

December 31, 2017
Assets:
Debt securities:
U.S. corporate securities	$—	$1	$—	$1
Foreign securities	—	110	—	110
Total debt securities	—	111	—	111
Equity securities	—	—	—	—
Derivative financial instruments	—	5	—	5
Total assets	$—	$116	$—	$116
Liabilities:
Derivative financial instruments	$—	$23	$—	$23

There were no transfers between Levels 1 and 2 during the years ended December 31, 2018 and 2017. The change in the balance of Level 3 financial assets during 2018 relates to investments acquired in the Aetna Acquisition, which occurred on November 28, 2018. There were no transfers into or out of Level 3 from November 28, 2018 to December 31, 2018.

Financial Instruments Not Measured at Fair Value on the Consolidated Balance Sheets

The carrying value and estimated fair value classified by level of fair value hierarchy for financial instruments carried on the consolidated balance sheets at adjusted cost or contract value at December 31, 2018 and 2017 were as follows:

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Mortgage loans	$1,361	$—	$—	$1,366	$1,366
Equity securities (1)	140	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	5	—	—	5	5
Without a fixed maturity	382	—	—	357	357
Long-term debt	72,709	71,252	—	—	71,252

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2017
Assets:
Equity securities (1)	$47	N/A	N/A	N/A	N/A
Liabilities:
Long-term debt	25,726	26,756	—	—	26,756

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(1)
It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies. See Note 1 ‘‘Significant Accounting Policies’’ for additional information regarding the valuation of cost-method investments.

Separate Accounts Measured at Fair Value on the Consolidated Balance Sheets

As part of the Aetna Acquisition, the Company acquired Separate Accounts assets related to large case pensions products which represent funds maintained to meet specific objectives of contract holders. Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets. These assets and liabilities are carried at fair value. Net investment income and capital gains and losses accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from the Company’s other businesses. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in the consolidated statements of operations, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities. The valuation methodologies used for these assets are similar to the methodologies described above in this Note 4 “Fair Value.” Separate Accounts assets also include investments in common/collective trusts that are carried at fair value. Common/collective trusts invest in other investment funds otherwise known as the underlying funds. The Separate Accounts’ interests in the common/collective trust funds are based on the fair values of the investments of the underlying funds and therefore are classified in Level 2. The assets in the underlying funds primarily consist of equity securities. Investments in common/collective trust funds are valued at their respective net asset value (“NAV”) per share/unit on the valuation date.

Separate Accounts financial assets as of December 31, 2018 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Debt securities	$782	$2,500	$4	$3,286
Equity securities	—	3	—	3
Common/collective trusts	—	404	—	404
Total (1)	$782	$2,907	$4	$3,693

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(1)	Excludes $191 million of cash and cash equivalents and accounts receivable at December 31, 2018.

During 2018, the Company had an immaterial amount of Level 3 Separate Accounts financial assets and an immaterial amount of gross transfers of Separate Accounts financial assets into or out of Level 3. During 2018, there were no transfers of Separate Accounts financial assets between Levels 1 and 2. The Company held no Separate Accounts financial assets as of December 31, 2017.

Offsetting Financial Assets and Liabilities

Subsequent to the Aetna Acquisition Date, certain financial assets and liabilities are offset in the Company’s consolidated balance sheets or are subject to master netting arrangements or similar agreements with the applicable counterparty. Financial assets, including derivative assets, subject to offsetting and enforceable master netting arrangements were $13 million as of December 31, 2018.